Income Taxes - Reconciliation Of Calculated Income Tax Expense Based on the Statutory Rate to Actual Amount of Taxes Recorded (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income tax expense	₩ 4,047,491	₩ 9,389,809	₩ 1,972,764
Income tax expense computed at statutory rate	1,101,240	2,572,702	533,875
Adjustments:
Tax credits	(133,727)	(313,205)	(90,093)
Additional income tax expense for prior years (Refund of tax for prior years)	22,929	(42,667)	(14,362)
Investment in subsidiaries, associates and joint ventures	(413,349)	(111,938)	147,874
Tax effects due to permanent differences	19,350	17,811	2,591
Effect of tax rate change	(180,533)
Others	45,624	91,124	(355,613)
Adjustments	(639,706)	(358,875)	(309,603)
Income tax expense	₩ 461,534	₩ 2,213,827	₩ 224,272
Effective tax rate	11.40%	23.58%	11.37%